Financial Instruments - Company's Financial Instruments Used to Hedge Its Exposure to Foreign Exchange Rates, Interest Rates and Commodity Risks (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($) $ / T $ / lb	Dec. 31, 2019 MXN ($) $ / lb $ / T
1-6 months | Treasury locks
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure		$ 10,365
1-6 months | Average exchange rate (MXN/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 2,806	$ 3,742
Average exchange rate	23.35	20.00
1-6 months | Average exchange rate (MXN/USD) | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 9,423
Average exchange rate	0	19.54
1-6 months | Average exchange rate (BRL/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 844	$ 697
Average exchange rate	5.41	4.04
1-6 months | Average exchange rate (BRL/USD) | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
1-6 months | Average exchange rate (COP/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 511	$ 220
Average exchange rate	3,750	3,491
1-6 months | Average exchange rate (COP/USD) | Foreign exchange currency option contracts
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure		$ 107
Average exchange rate		3,252
1-6 months | Average exchange rate (ARS/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 96	$ 137
Average exchange rate	92.97	79.23
1-6 months | Average exchange rate (UYU/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 225	$ 335
Average exchange rate	45.92	37.55
1-6 months | Average exchange rate (UYU/USD) | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 404
Average exchange rate	3,454
1-6 months | Average interest rate | Interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure		$ 0
Average exchange rate		0
1-6 months | Average interest rate | Treasury locks
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate		0.0181
1-6 months | Aluminum price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 325	$ 276
1-6 months | Average price (USD/Ton) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price | $ / T	1,654	1,796
1-6 months | Sugar price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 869	$ 1,192
1-6 months | Average price (USD cent/Lb) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price | $ / lb	12.13	13.09
1-6 months | PX+MEG (in millions of pesos) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 364	$ 160
1-6 months | Average price (USD /Ton) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price | $ / T	730	848
6-12 months | Interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure		$ 4,365
Average exchange rate		0.0834
6-12 months | Average exchange rate (MXN/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 1,888	$ 2,086
Average exchange rate	23.47	20.20
6-12 months | Average exchange rate (MXN/USD) | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
6-12 months | Average exchange rate (BRL/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 491	$ 303
Average exchange rate	5.37	4.16
6-12 months | Average exchange rate (BRL/USD) | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 4,365
Average exchange rate	0	3.41
6-12 months | Average exchange rate (COP/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 212	$ 85
Average exchange rate	3,740	3,460
6-12 months | Average exchange rate (COP/USD) | Foreign exchange currency option contracts
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure		$ 0
Average exchange rate		0
6-12 months | Average exchange rate (ARS/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
6-12 months | Average exchange rate (UYU/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 58	$ 87
Average exchange rate	45.69	40.03
6-12 months | Average exchange rate (UYU/USD) | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0
Average exchange rate	0
6-12 months | Average interest rate | Treasury locks
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure		$ 0
Average exchange rate		0
6-12 months | Aluminum price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 370	$ 118
6-12 months | Average price (USD/Ton) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price | $ / T	1,720	1,812
6-12 months | Sugar price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 391	$ 361
6-12 months | Average price (USD cent/Lb) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price | $ / lb	11.87	12.73
6-12 months | PX+MEG (in millions of pesos) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 364	$ 160
6-12 months | Average price (USD /Ton) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price | $ / T	730	848
More than 12 | Average exchange rate (MXN/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate (MXN/USD) | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 12,568	$ 8,292
Average exchange rate	19.81	19.92
More than 12 | Average exchange rate (BRL/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate (BRL/USD) | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 9,575	$ 9,046
Average exchange rate	4.00	4.00
More than 12 | Average exchange rate (COP/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate (COP/USD) | Foreign exchange currency option contracts
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure		$ 0
Average exchange rate		0
More than 12 | Average exchange rate (ARS/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate (UYU/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate (UYU/USD) | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0
Average exchange rate	0
More than 12 | Average interest rate | Interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure		$ 0
Average exchange rate		0
More than 12 | Average interest rate | Treasury locks
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure		$ 0
Average exchange rate		0
More than 12 | Aluminum price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 99	$ 0
More than 12 | Average price (USD/Ton) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price | $ / T	1,740	0
More than 12 | Sugar price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 365	$ 98
More than 12 | Average price (USD cent/Lb) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price | $ / lb	12.17	13.45
More than 12 | PX+MEG (in millions of pesos) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
More than 12 | Average price (USD /Ton) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price | $ / T	0	0